FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 10:	FAIR VALUE MEASUREMENTS

The following tables present the fair value of money market funds and marketable securities as of December 31, 2022 and 2023:

	December 31,
	2022			2023
	Level 1	Level 2	Total	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$206,228	$-	$206,228	$315,784	$-	$315,784
Corporate debentures and commercial paper	-	2,998	2,998	-	1,001	1,001
Government debentures	-	-	-	-	1,194	1,194

Marketable securities:
Corporate debentures and commercial paper	-	402,166	402,166	-	319,844	319,844
Government debentures	-	126,683	126,683	-	287,720	287,720

Total money market funds and marketable securities measured at fair value	$206,228	$531,847	$738,075	$315,784	$609,759	$925,543

As of December 31, 2023, the estimated fair value of the Company's convertible senior notes, as further described in Note 11, was $815.1 million. The fair value was determined based on the closing quoted price of the convertible senior notes as of the last day of trading for the period, and is considered Level 2 measurement. The fair value of the convertible senior notes is primarily affected by the trading price of the Company`s common stock and market interest rates.